14 Contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Contract assets [abstract]
Contract assets, beginning	R$ 7,617,714		R$ 7,407,948	R$ 10,387,715
Additions	3,984,158	[1]	3,532,283	3,188,943
Write-offs	0		(4,910)	0
Transfers	55,706		10,710	0
Transfers of works to intangible assets	(3,688,414)	[2]	(3,328,317)	(6,168,710)
Contract assets, ending	R$ 7,969,164	[3]	R$ 7,617,714	R$ 7,407,948

[1]	The largest additions of the period are located in the municipalities of Sao Paulo, Praia Grande and Sao Bernardo do Campo, in the amounts of R$ 1,676 million, R$ 284 million and R$ 228 million, respectively.
[2]	The largest transfers of the period are located in the municipalities of Sao Paulo, Guarulhos, Cotia and Praia Grande, in the amounts of R$ 1,414 million, R$ 173 million, R$ 117 million and R$ 115 million, respectively.
[3]	The largest works are located in the municipalities of Sao Paulo, Praia Grande and Sao Bernardo do Campo, in the amounts of R$ 3,727 million, R$ 527 million and R$ 496 million, respectively.